Equity accounted investments - Equity accounted investments total carrying value (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Equity accounted investments
Carrying value of equity accounted investment	R 10,715	R 12,959
ORYX GTL
Equity accounted investments
Carrying value of equity accounted investment	R 6,619	8,530
Interest in joint ventures (as a percent)	49.00%
Sasol Dyno Nobel (Pty) Ltd
Equity accounted investments
Carrying value of equity accounted investment	R 456	400
Interest in joint ventures (as a percent)	50.00%
Enaex Africa (Pty) Ltd
Equity accounted investments
Carrying value of equity accounted investment	R 639	562
Interest in associates (as a percent)	23.00%
Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Equity accounted investments
Carrying value of equity accounted investment	R 2,669	2,737
Interest in associates (as a percent)	20.00%
Other equity accounted investments
Equity accounted investments
Carrying value of equity accounted investment	R 332	R 730